Unissued equity - Additional Information (Detail)		6 Months Ended
	Dec. 23, 2023 AUD ($) shares	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Jun. 19, 2024 $ / shares shares	Dec. 23, 2023 USD ($) shares	Nov. 30, 2023 shares	Oct. 23, 2023 AUD ($)	Oct. 23, 2023 USD ($)
Disclosure of unissued equity [line items]
Interest expense on borrowings | $		$ 10,033	$ 39,257
Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Notional amount	$ 380,224				$ 250,000		$ 776,670	$ 500,000
Borrowings, interest rate							10.00%	10.00%
Percentage of borrowings that are called up for equity instrument	50.00%
Interest expense on borrowings | $	$ 3,014
Cash Paid | $					$ 253,014
American depositary shares [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares						2,620,000
American depositary shares [member] | Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares	591,697			591,697	591,697
Ordinary shares [member] | Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares				5,916,970
Price per share | $ / shares				$ 0.0643